Cover	9 Months Ended
Sep. 30, 2023
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Vivos Therapeutics, Inc.
Entity Central Index Key	0001716166
Entity Primary SIC Number	8011
Entity Tax Identification Number	81-3224056
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	7921 Southpark Plaza
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80120
City Area Code	(844)
Local Phone Number	672-4357
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	7921 Southpark Plaza
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80120
Contact Personnel Name	R. Kirk Huntsman